UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Vincent P. Corti

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio

February 28, 2013

unaudited

Common stocks — 89.06%	Shares	Value (000)

CONSUMER DISCRETIONARY — 20.90%
Netflix, Inc.[1]	1,414,600	$ 266,058
Galaxy Entertainment Group Ltd.[1]	49,909,000	209,466
Comcast Corp., Class A	2,532,400	100,764
Comcast Corp., Class A, special nonvoting shares	1,100,000	42,141
Amazon.com, Inc.[1]	410,000	108,351
Sky Deutschland AG1	16,303,088	104,336
Lions Gate Entertainment Corp.[1]	4,325,000	90,695
MGM China Holdings Ltd.	36,772,000	88,853
Daily Mail and General Trust PLC, Class A, nonvoting	8,020,821	86,393
Sands China Ltd.	16,202,900	77,195
News Corp., Class A	2,602,815	74,961
Melco Crown Entertainment Ltd. (ADR)[1]	2,881,000	55,344
Time Warner Inc.	1,000,000	53,170
SJM Holdings Ltd.	17,342,000	43,335
DIRECTV[1]	800,000	38,536
Reed Elsevier PLC	3,430,000	36,893
JCDecaux SA	1,200,000	32,587
Time Warner Cable Inc.	365,014	31,534
Tractor Supply Co.	300,000	31,197
Garmin Ltd.	850,000	29,189
Kingfisher PLC	6,500,000	27,315
Home Depot, Inc.	396,000	27,126
WPP PLC	1,650,000	26,383
John Wiley & Sons, Inc., Class A	700,000	25,606
Zhongsheng Group Holdings Ltd.	14,264,500	22,071
CTC Media, Inc.	1,800,000	17,460
NIKE, Inc., Class B	273,200	14,878
YUM! Brands, Inc.	214,500	14,045
Rakuten, Inc.	1,360,000	11,753
Churchill Downs Inc.	135,000	8,907
Shangri-La Asia Ltd.	3,400,000	7,926
Multi Screen Media Private Ltd.[1,2,3]	79,866	6,608
		1,811,076

HEALTH CARE — 20.76%
Gilead Sciences, Inc.[1]	5,043,000	215,387
Hologic, Inc.[1]	7,054,550	154,001
Alexion Pharmaceuticals, Inc.[1]	1,419,600	123,136
Grifols, SA, Class A1	2,135,000	76,053
Grifols, SA, Class B1	1,029,175	29,359
Thermo Fisher Scientific Inc.	1,428,000	105,386
Forest Laboratories, Inc.[1]	2,400,000	88,320
William Demant Holding A/S1	873,000	69,789
Allergan, Inc.	615,000	66,678
Edwards Lifesciences Corp.[1]	761,600	65,444
McKesson Corp.	600,000	63,678
Stryker Corp.	984,000	62,858
BioMarin Pharmaceutical Inc.[1]	1,083,800	62,828
Illumina, Inc.[1]	1,164,876	58,395
Celesio AG	3,167,000	57,265
Biogen Idec Inc.[1]	335,600	55,824
Exelixis, Inc.[1,4]	11,930,900	54,405
UnitedHealth Group Inc.	880,000	47,036
St. Jude Medical, Inc.	1,120,000	45,920
NuVasive, Inc.[1,4]	2,230,286	41,417
Amgen Inc.	418,000	38,209
QIAGEN NV1	1,725,814	36,681
Mesoblast Ltd.[1]	5,325,000	35,899
Merck KGaA	226,278	31,905
Medtronic, Inc.	700,000	31,472
Orthofix International NV1	700,000	26,082
Hill-Rom Holdings, Inc.	518,000	16,980
Teva Pharmaceutical Industries Ltd. (ADR)	319,000	11,931
Zimmer Holdings, Inc.	116,000	8,695
ArthroCare Corp.[1]	213,700	7,463
Endo Health Solutions Inc.[1]	182,000	5,642
Volcano Corp.[1]	218,920	4,737
		1,798,875

INFORMATION TECHNOLOGY — 17.48%
Google Inc., Class A1	218,100	174,742
Samsung Electronics Co. Ltd.	90,437	128,954
Baidu, Inc., Class A (ADR)[1]	1,042,400	94,608
Texas Instruments Inc.	2,555,000	87,815
NetEase, Inc. (ADR)	1,398,000	71,675
Adobe Systems Inc.[1]	1,675,000	65,828
Microsoft Corp.	1,995,000	55,461
Oracle Corp.	1,591,000	54,508
Accenture PLC, Class A	730,000	54,283
Yahoo! Inc.[1]	2,335,000	49,759
Computer Sciences Corp.	1,000,000	48,030
SINA Corp.[1]	900,000	46,512
Intuit Inc.	720,000	46,426
Hexagon AB, Class B	1,560,000	44,479
Mail.Ru Group Ltd. (GDR)	1,300,000	43,654
AAC Technologies Holdings Inc.	10,096,000	42,893
Murata Manufacturing Co., Ltd.	620,000	39,933
Trimble Navigation Ltd.[1]	650,000	38,630
Autodesk, Inc.[1]	1,000,000	36,720
Delta Electronics, Inc.[3]	9,598,000	36,049
AOL Inc.[1]	916,503	33,819
eBay Inc.[1]	600,000	32,808
Gemalto NV	356,000	32,413
Logitech International SA	3,500,000	23,660
Motorola Solutions, Inc.	380,000	23,640
EMC Corp.[1]	750,000	17,258
FactSet Research Systems, Inc.	172,000	16,734
Avago Technologies Ltd.	425,000	14,544
ASML Holding NV	186,340	13,263
Avid Technology, Inc.[1]	1,800,000	12,474
Electronic Arts Inc.[1]	665,000	11,657
Maxim Integrated Products, Inc.	350,000	10,913
KLA-Tencor Corp.	153,000	8,378
Nokia Corp.	800,000	2,899
		1,515,419

FINANCIALS — 9.72%
AIA Group Ltd.	18,542,200	80,331
Chongqing Rural Commercial Bank Co., Ltd., Class H	97,595,000	54,740
State Street Corp.	932,700	52,781
Agricultural Bank of China, Class H	97,780,000	50,431
Aberdeen Asset Management PLC	7,370,000	48,066
Wells Fargo & Co.	1,362,300	47,789
Assured Guaranty Ltd.	2,400,000	44,808
Aon PLC, Class A	661,000	40,380
JPMorgan Chase & Co.	800,000	39,136
Principal Financial Group, Inc.	1,200,000	37,932
Marsh & McLennan Companies, Inc.	1,000,000	37,140
HSBC Holdings PLC (Hong Kong)	3,170,000	35,090
Industrial and Commercial Bank of China Ltd., Class H	48,736,000	35,002
Banco Santander, SA1	4,609,756	34,972
HDFC Bank Ltd.	2,550,000	29,311
Fifth Third Bancorp	1,800,000	28,512
Bank of China Ltd., Class H	55,556,000	26,218
Longfor Properties Co. Ltd.	13,800,000	24,448
China Construction Bank Corp., Class H	27,994,050	23,101
IndusInd Bank Ltd.	2,700,000	20,446
Primerica, Inc.	425,000	13,375
Citigroup Inc.	304,000	12,759
Kotak Mahindra Bank Ltd.	894,917	10,850
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000,000	8,368
Stewart Information Services Corp.	280,000	6,482
Jefferies Group, Inc.	10,200	222
		842,690

INDUSTRIALS — 7.48%
Ryanair Holdings PLC (ADR)	2,274,700	87,940
Nielsen Holdings NV1	2,560,750	86,272
PT AKR Corporindo Tbk	173,899,680	80,530
CSX Corp.	2,654,722	60,899
Union Pacific Corp.	437,977	60,051
Verisk Analytics, Inc., Class A1	1,024,900	59,977
AirAsia Bhd.	62,860,000	59,189
JG Summit Holdings, Inc.	46,780,000	45,445
MSC Industrial Direct Co., Inc., Class A	450,000	38,394
United Continental Holdings, Inc.[1]	787,500	21,034
Exponent, Inc.[1]	350,300	17,610
United Parcel Service, Inc., Class B	210,000	17,357
FedEx Corp.	71,700	7,559
Beacon Roofing Supply, Inc.[1]	156,000	5,756
		648,013

TELECOMMUNICATION SERVICES — 4.95%
SOFTBANK CORP.	3,463,000	128,335
Crown Castle International Corp.[1]	1,254,400	87,557
Sprint Nextel Corp., Series 1[1]	6,685,000	38,773
Vodafone Group PLC	14,000,000	35,161
Millicom International Cellular SA (SDR)	443,269	34,784
Avanti Communications Group PLC[1,4]	6,933,372	32,922
MTN Group Ltd.	1,600,000	31,166
tw telecom inc.[1]	480,000	12,154
MetroPCS Communications, Inc.[1]	1,085,000	10,633
Telephone and Data Systems, Inc.	326,100	7,464
Leap Wireless International, Inc.[1]	982,252	5,255
United States Cellular Corp.[1]	139,500	5,132
		429,336

ENERGY — 1.31%
Schlumberger Ltd.	1,052,400	81,929
FMC Technologies, Inc.[1]	600,000	31,146
		113,075

CONSUMER STAPLES — 0.76%
Costco Wholesale Corp.	650,000	65,839

UTILITIES — 0.51%
ENN Energy Holdings Ltd.	4,700,000	23,604
Power Assets Holdings Ltd.	2,330,000	20,775
		44,379

MATERIALS — 0.44%
Monsanto Co.	379,950	38,386

MISCELLANEOUS — 4.75%
Other common stocks in initial period of acquisition		412,071

Total common stocks (cost: $5,533,763,000)		7,719,159

Preferred stocks — 0.14%

FINANCIALS — 0.14%
First Niagara Financial Group, Inc., Series B, 8.625%	280,000	8,219
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	160,000	4,136

Total preferred stocks (cost: $11,000,000)		12,355

	Principal amount
Short-term securities — 11.11%	(000)

Fannie Mae 0.10%–0.18% due 3/4–8/19/2013	$206,600	206,520
Freddie Mac 0.11%–0.17% due 5/1–7/30/2013	120,200	120,149
U.S. Treasury Bills 0.119%–0.193% due 4/25–8/22/2013	85,100	85,064
Federal Home Loan Bank 0.11%–0.165% due 3/1–7/24/2013	80,200	80,181
Regents of the University of California 0.12%–0.15% due 3/1–4/2/2013	57,455	57,451
National Rural Utilities Cooperative Finance Corp. 0.14% due 3/25–4/1/2013	56,400	56,393
Abbott Laboratories 0.11%–0.12% due 4/16–5/7/2013[5]	53,500	53,491
Chariot Funding, LLC 0.21% due 3/13–3/18/2013[5]	43,300	43,298
Jupiter Securitization Co., LLC 0.18% due 5/6/2013[5]	5,100	5,098
Walt Disney Co. 0.15% due 3/7/2013[5]	48,200	48,198
John Deere Credit Ltd. 0.11% due 3/28/2013[5]	26,800	26,798
John Deere Capital Corp. 0.11% due 3/15/2013[5]	20,000	19,999
Coca-Cola Co. 0.14%–0.20% due 4/15–6/18/2013[5]	43,200	43,188
Procter & Gamble Co. 0.15% due 5/23/2013[5]	39,100	39,092
General Electric Co. 0.12% due 3/1/2013	26,000	26,000
Federal Farm Credit Banks 0.19% due 8/13/2013	25,000	24,983
Variable Funding Capital Company LLC 0.14% due 3/1/2013[5]	22,600	22,600
Paccar Financial Corp. 0.13% due 3/18/2013	4,720	4,720

Total short-term securities (cost: $963,199,000)		963,223

Total investment securities (cost: $6,507,962,000)		8,694,737
Other assets less liabilities		(27,070)

Net assets		$8,667,667

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 2/28/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Exelixis, Inc.[1]	10,950,900	980,000	—	11,930,900	$—	$ 54,405
NuVasive, Inc.[1]	2,205,286	25,000	—	2,230,286	—	41,417
Avanti Communications Group PLC[1]	6,933,372	—	—	6,933,372	—	32,922
					$—	$128,744

[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $31,574,000) may be subject to legal or contractual restrictions on resale.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $42,657,000, which represented .49% of the net assets of the fund. This amount includes $36,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $301,762,000, which represented 3.48% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$1,804,468	$ —	$6,608	$1,811,076
Health care	1,798,875	—	—	1,798,875
Information technology	1,479,370	36,049	—	1,515,419
Financials	842,690	—	—	842,690
Industrials	648,013	—	—	648,013
Telecommunication services	429,336	—	—	429,336
Energy	113,075	—	—	113,075
Consumer staples	65,839	—	—	65,839
Utilities	44,379	—	—	44,379
Materials	38,386	—	—	38,386
Miscellaneous	412,071	—	—	412,071
Preferred stocks	—	12,355	—	12,355
Short-term securities	—	963,223	—	963,223
Total	$7,676,502	$1,011,627	$6,608	$8,694,737

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,405,298
Gross unrealized depreciation on investment securities	(218,523)
Net unrealized appreciation on investment securities	2,186,775
Cost of investment securities for federal income tax purposes	6,507,962

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-014-0413O-S32811

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 26, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 26, 2013